Organization and Principal Activities (Details) $ / shares in Units, $ in Thousands									6 Months Ended
	Aug. 26, 2026 $ / shares shares	Mar. 03, 2026 USD ($)	Mar. 03, 2026 CNY (¥)	Aug. 26, 2024 $ / shares shares	May 24, 2024 CNY (¥)	May 06, 2022	Mar. 01, 2022 $ / shares shares	Jan. 17, 2022	Mar. 31, 2026 $ / shares	Nov. 07, 2025 $ / shares	Sep. 29, 2025 $ / shares	Jul. 27, 2022 CNY (¥)	Feb. 21, 2022
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares	2,091,942
Price per share (in Dollars per share)											$ 0.05
Ordinary share par value (in Dollars per share)										$ 0.05
Common stock, share subscribed (in Shares) | shares							1
Cash (in Yuan Renminbi) | ¥					¥ 20,000,000							¥ 100,000
Incorporated date									Mar. 01, 2022
Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)							$ 1
Hangzhou Hanshi Medical Equipment Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares													60.00%
Shanghai Saitumofei [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares					13.33%							51.00%
Percentage of voting rights					86.67%
Business acquire shares percentage		13.33%	13.33%
Consideration		$ 3,220	¥ 22,200,000
IPO [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares				2,000,000
Price per share (in Dollars per share)				$ 4
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares				91,942
Price per share (in Dollars per share)	$ 4
Hangzhou Shanyou [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage								95.00%
Baiming Yu [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage							50.00%	3.35%
Liwei Zhang [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage							5.00%	1.65%
Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage							45.00%
Work Hangzhou [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage						100.00%
Huangshan Fund [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					44.2017%
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share)				$ 4
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)									$ 1
Common Stock [Member] | LWY GROUP LTD [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)							$ 1
Common Stock [Member] | Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage							45.00%